Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-30-16	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					10/18/2016
2	Payment Date					10/20/2016
3	Collection Period				9/1/2016	9/30/2016	30
4	Monthly Interest Period- Actual				9/20/2016	10/19/2016	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	36,333,878.70	—	17,082,564.33	19,251,314.37	0.0855614
8	Class A-2-B Notes	447,000,000.00	72,183,305.67	—	33,937,361.13	38,245,944.54	0.0855614
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$645,517,184.37	$—	$51,019,925.46	$594,497,258.91

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$932,096,191.85			$881,076,266.39

14	NPV Lease Payments Receivable	738,790,911.57	187,144,676.91			166,791,351.65
15	NPV Base Residual	972,128,536.10	744,951,514.94			714,284,914.74

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	26,342.06	0.1170758	17,108,906.39	76.0395840
18	Class A-2-B Notes	0.85178%	0.53178%	51,236.91	0.1146240	33,988,598.04	76.0371321
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			652,395.63		51,672,321.09

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						20,092,907.99
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						14,293,352.99
24	Sales Proceeds via Customer - Scheduled Terminations						18,468,018.73
25	Security Deposits for Terminated Accounts						11,950.00
26	Excess Wear and Tear Received						192,187.99
27	Excess Mileage Charges Received						203,037.03
28	Other Recoveries Received						130,341.74

29	Subtotal: Total Collections						53,391,796.47

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						21,017.53

33	Total Available Funds, prior to Servicer Advances						53,412,814.00

34	Servicer Advance						—

35	Total Available Funds						53,412,814.00

36	Reserve Account Draw						—

37	Available for Distribution						53,412,814.00

D.	DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						776,746.83
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						652,395.63
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					51,978,671.54
51	Regular Principal Distribution Amount					51,019,925.46
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						51,019,925.46
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						958,746.08

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-30-16	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	645,517,184.37
57	Less: Aggregate Securitization Value (End of Collection Period)	(881,076,266.39)

58	First Priority Principal Distribution Amount (not less than zero)	—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	645,517,184.37
61	Less: First Priority Principal Distribution Amount	—
62	Less: Targeted Note Balance	(594,497,258.91)

63	Regular Principal Distribution Amount	51,019,925.46

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	881,076,266.39
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(286,579,007.48)

67	Targeted Note Balance	594,497,258.91

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)	53,412,814.00
70	Less: Payment Date Advance Reimbursement (Item 80)	—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)	776,746.83
72	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
73	Less: Interest Paid to Noteholders (Item 45)	652,395.63
74	Less: 1st Priority Principal Distribution (Item 56)	—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	51,978,671.54
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	51,978,671.54

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	—
82	Payment Date Advance Reimbursement	—
83	Additional Payment Advances for current period	—

84	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		80,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		9,606.56

90	Subtotal: Reserve Fund Available for Distribution		8,564,203.80
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		—
92	Plus: Deposit of Additional Funds to meet Targeted Reserve Account Balance (See Note)		72,000,000.00
93	Less: Reserve Account Draw Amount (Item 77)		—

94	Subtotal Reserve Account Balance		80,564,203.80
95	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		9,606.56

96	Equals: Ending Reserve Account Balance		80,554,597.24

97	Change in Reserve Account Balance from Immediately Preceding Payment Date		72,000,000.00

		Units	Amounts
98	Current Period Net Residual Losses:
99	Aggregate Securitization Value for Scheduled Terminated Units	1,507	22,841,885.77
100	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(18,594,235.87)
101	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(351,630.41)
102	Less: Excess Wear and Tear Received		(192,187.99)
103	Less: Excess Mileage Received		(203,037.03)

104	Current Period Net Residual Losses/(Gains)	1,507	3,500,794.47

105	Cumulative Net Residual Losses:
106	Beginning Cumulative Net Residual Losses	6,458	10,302,677.61
107	Current Period Net Residual Losses (Item 101)	1,507	3,500,794.47

108	Ending Cumulative Net Residual Losses	7,965	13,803,472.08

109	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.81%

	VW Credit, Inc., as servicer, has elected to increase the Reserve Funds Available for Distribution by the amount of $72,000,000.00. As of 9/20/2016, the new Targeted Reserve Account Balance is $80,554,597.24. For additional information, see the Form 8-K filed by Volkswagen Auto Lease Trust 2015-A with the Securities and Exchange Commission on September 20, 2016.

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-30-16	PAGE 3

G.	POOL STATISTICS

				Initial	Current
110	Collateral Pool Balance Data
111	Aggregate Securitization Value			1,710,919,448	881,076,266
112	Aggregate Base Residual Value			1,148,071,534	756,524,020
113	Number of Current Contracts			69,355	44,708
114	Weighted Average Lease Rate			2.64%	2.61%
115	Average Remaining Term			28.6	9.2
116	Average Original Term			39.2	39.1
117	Proportion of Base Prepayment Assumption Realized				145.36%
118	Actual Monthly Prepayment Speed				1.09%
119	Turn-in Ratio on Scheduled Terminations				92.97%

		Sales Proceeds	Units	Book Amount	Securitization Value
120	Pool Balance - Beginning of Period		46,950	1,054,851,955	932,096,192
121	Depreciation/Payments			(15,833,365)	(13,130,983)
122	Gross Credit Losses		(33)	(725,165)	(681,399)
123	Early Terminations - Regular		(702)	(16,102,503)	(14,365,658)
124	Early Terminations - Lease Pull Aheads		—	—	—
125	Scheduled Terminations - Purchased by Customer	1,653,563	(106)	(1,656,579)	(1,515,199)
126	Scheduled Terminations - Sold at Auction	3,048,407	(617)	(9,208,212)	(8,434,699)
127	Scheduled Terminations - Purchased by Dealer	13,767,649	(784)	(14,267,689)	(12,891,988)

128	Pool Balance - End of Period		44,708	997,058,442	881,076,266

			Units	Securitization Value	Percentage
129	Delinquencies Aging Profile - End of Period
130	Current		43,940	867,318,933	98.44%
131	31 - 90 Days Delinquent		598	10,964,728	1.24%
132	91+ Days Delinquent		170	2,792,605	0.32%

133	Total		44,708	881,076,266	100.00%

				Units	Amounts
134	Credit Losses:
135	Aggregate Securitization Value on charged-off units			33	681,399
136	Aggregate Liquidation Proceeds on charged-off units				(190,846)
137	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
138	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
139	Recoveries on charged-off units				(130,953)

140	Current Period Aggregate Net Credit Losses/(Gains)			33	359,600

141	Cumulative Net Credit Losses:
142	Beginning Cumulative Net Credit Losses			522	5,136,025
143	Current Period Net Credit Losses (Item 136)			33	359,600

144	Ending Cumulative Net Credit Losses			555	5,495,625

145	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.32%

					Units
146	Aging of Scheduled Maturies Not Sold
147	0 - 60 Days since Contract Maturity				2,583
148	61 - 120 Days since Contract Maturity				688
149	121+ Days since Contract Maturity				963

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-30-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
11/20/2016	75,875,365
12/20/2016	29,785,723
1/20/2017	37,761,257
2/20/2017	38,727,898
3/20/2017	45,895,425
4/20/2017	62,858,653
5/20/2017	59,616,908
6/20/2017	68,115,449
7/20/2017	77,263,592
8/20/2017	62,685,827
9/20/2017	57,194,722
10/20/2017	53,987,701
11/20/2017	51,754,173
12/20/2017	45,465,790
1/20/2018	22,705,763
2/20/2018	17,719,855
3/20/2018	16,571,993
4/20/2018	14,077,284
5/20/2018	11,833,259
6/20/2018	9,102,862
7/20/2018	4,512,940
8/20/2018	3,534,659
9/20/2018	3,051,183
10/20/2018	4,267,299
11/20/2018	4,245,100
12/20/2018	2,392,394
1/20/2019	73,192
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—

Total:	881,076,266.58

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month